Deposits and Subordinated Debt (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Deposits

	Payable on demand				Payable		Payable on
(Canadian $ in millions)	Interest bearing		Non-interest bearing		after notice		a fixed date (4) (5)		Total
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Deposits by:
Banks (1)	1,459	1,450	1,567	1,400	1,035	526	26,238	24,531	30,299	27,907
Business and government	25,026	25,266	33,357	33,984	74,092	67,026	192,288	185,901	324,763	312,177
Individuals	3,451	3,476	22,237	21,345	93,118	90,233	74,969	65,790	193,775	180,844
Total (2) (3)	29,936	30,192	57,161	56,729	168,245	157,785	293,495	276,222	548,837	520,928
Booked in:
Canada	23,941	21,735	47,957	47,231	86,146	82,091	177,142	160,069	335,186	311,126
United States	5,001	7,395	9,187	9,477	80,767	74,476	81,021	86,805	175,976	178,153
Other countries	994	1,062	17	21	1,332	1,218	35,332	29,348	37,675	31,649
Total	29,936	30,192	57,161	56,729	168,245	157,785	293,495	276,222	548,837	520,928

(1)	Includes regulated and central banks.
(2)	Includes structured notes designated at fair value through profit or loss.
(3)

As at April 30, 2019 and October 31, 2018, total deposits payable on a fixed date included $31,767 million and $29,673 million, respectively, of federal funds purchased and commercial paper issued and other deposit liabilities. Included in deposits as at April 30, 2019 and October 31, 2018 are $268,320 million and $259,747 million, respectively, of deposits denominated in U.S. dollars, and $39,956 million and $37,427 million, respectively, of deposits denominated in other foreign currencies.

(4)

Includes $261,028 million of deposits, each greater than one hundred thousand dollars, of which $162,543 million were booked in Canada, $63,161 million were booked in the United States and $35,324 million were booked in other countries ($246,685 million, $145,574 million, $71,770 million and $29,341 million, respectively, as at October 31, 2018). Of the $162,543 million of deposits booked in Canada, $71,007 million mature in less than three months, $3,162 million mature in three to six months, $15,103 million mature in six to twelve months and $73,271 million mature after twelve months ($145,574 million, $55,190 million, $3,836 million, $12,909 million and $73,639 million, respectively, as at October 31, 2018).

(5)

Includes $9,164 million of senior unsecured debt as at April 30, 2019 subject to the Bank Recapitalization (Bail-In) regime ($37 million as at October 31, 2018). The Bail-In regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

 Certain comparative figures have been reclassified to conform with the current period’s presentation.